Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information
The supplemental Cash Flow information of the Partnership is as follows:

(in US$ millions)	2015	2014	2013
Cash interest paid	18.8	23.4	31.0
Cash corporate income tax paid	—	—	—

Non-cash Transactions in Equity:
In 2014, VTTI Operating converted $200.0 million of intercompany debt with VTTI into equity. As VTTI and VTTI Operating are under common control, this transaction has been recorded in the consolidated and combined carve-out statement of changes in partners’ capital/owners’ equity.
In 2012, ATB converted $101.0 million of intercompany debt into share premium. In 2013, the shares of ATB were transferred to a newly incorporated entity named VTTI SE Asia B.V. To finance the transfer of shares, VTTI SE Asia B.V. received an intercompany loan of $126.9 million. As both companies are part of the partnership, the related equity transactions are recorded in the consolidated and combined carve-out statements of changes in partners’ capital/owners’ equity.